CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended				41 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013
Expenses:
Exploration	$ 777		$ 5,646		$ 4,848		$ 17,016		$ 30,072
General and administrative	4,950		16,047		9,306		35,554		70,490
Off-take fee			7,751		(438)		7,751		7,313
(Gain) loss on change in warrant liability	(5,918)		324		(867)		5,943		5,099
Total expenses	(191)		29,444		12,849		60,321		112,974
Loss from operations	191		(29,444)		(12,849)		(60,321)		(112,974)
Other income (expense):
Derivative losses	650		(1,900)		2,162		(1,900)		(54,504)
Loss on debt extinguishment	(11,423)				(49)				(2,049)
Asset impairment	(643)				(1,224)				(1,224)
Interest, net	(9,360)		(2,741)		(25,970)		(4,612)		(35,270)
Total other expense	(20,776)		(4,641)		(25,081)		(6,512)		(93,047)
Net loss	(20,585)		(34,085)		(37,930)		(66,833)		(206,021)
Net loss attributable to non-controlling interest							4,069		7,837
Net loss attributable to Prospect Global Resources Inc.	$ (20,585)		$ (34,085)		$ (37,930)		$ (62,764)		$ (198,184)
Earnings per share Basic and diluted
Loss per share (in dollars per share)	$ (5.01)	[1]	$ (26.50)	[1]	$ (13.62)	[1]	$ (59.32)	[1]	$ (142.61) [1]
Weighted average number of shares outstanding (in shares)	4,203		1,286		2,820		1,058		1,393

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.